Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Income Statement [Abstract]
REVENUE		$ 13,272,075	$ 14,690,295		$ 10,313,512
COST OF REVENUE		7,169,404	7,759,872		5,164,178
GROSS PROFIT		6,102,671	6,930,423		5,149,334
OPERATING EXPENSES
Selling expenses		3,697,909	4,126,126		2,947,088
General and administrative expenses		3,842,787	3,249,181		2,230,893
Total operating expenses		7,540,696	7,375,307		5,177,981
LOSS FROM OPERATIONS		(1,438,025)	(444,884)		(28,647)
OTHER INCOME (EXPENSE)
Interest expense, net		(35,457)	(98,033)		(108,852)
Other income (expense), net		194,824	1,065,963		(11,946)
Total other income (expense), net		159,367	967,930		(120,798)
INCOME (LOSS) BEFORE INCOME TAX PROVISION		(1,278,658)	523,046		(149,445)
PROVISION FOR INCOME TAXES		9,547	16,277		14,584
NET INCOME (LOSS)		(1,288,205)	506,769	[1]	(164,029)	[1]
Foreign currency translation gain (loss)		(369,705)	88,952		132,207
TOTAL COMPREHENSIVE INCOME (LOSS)		$ (1,657,910)	$ 595,721		$ (31,822)
Earnings (loss) per ordinary share - basic and diluted (in Dollars per share)		$ (0.14)	$ 0.06		$ (0.02)
Weighted average shares - basic and diluted (in Shares)	[2]	9,000,000	9,000,000		9,000,000

[1]	Retrospectively restated for effect of 1,000-for-1 forward split and share issuances on March 27, 2021 (see Note 12)
[2]	Retrospectively restated for effect of 1,000-for-1 forward split and share issuances on March 27, 2021 (see Note 12)